                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 6/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                 B SHARES                C SHARES
                            since 06/09/94           since 06/09/94          since 06/09/94
----------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/ SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES      CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           10.92%      10.32%       10.36%      10.36%      10.11%      10.11%

5-year                     7.14        6.11         6.33        6.09        6.35        6.35

1-year                     2.23       -2.60         1.42       -2.55        1.48        0.49

6-month                   14.09        8.67        13.62        9.62       13.71       12.71
----------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception return for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Certain non-recurring payments were made to Class C Shares, resulting in an increase to the six-month and one-year total return of 0.05%. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The NAREIT Equity Index is generally representative of the general performance of a broad range of equity REITs of all property types. The S&P 500 Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen Real Estate Securities Fund is managed by the Subadviser's Real Estate Team. Members of the team include Theodore Bigman, Managing Director, and Douglas Funke, Managing Director.(1) The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The real estate investment trust (REIT) sector performed strongly during the period.

        -- The REIT market more than held its own in the overall equity market rally--a marked contrast to recent periods in which the sector performed well in down stock markets but lagged during rallies.

        -- Renewed interest from institutional and individual investors, who were drawn to REITs' attractive yields and diversification benefits, drove much of the sector's strength. Given this demand, the REIT sector was trading at an average premium of 10 percent over its current private real estate valuation by the end of the period.

        -- The real estate equity-offering calendar heated up in the second quarter as a result of stronger prices. Approximately $2.7 billion of stock was sold versus $50 million in the first quarter.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund outperformed its benchmark indexes.

        -- The fund returned 14.09 percent for the six months ended June 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- By comparison, the fund's benchmarks, the NAREIT Equity Index and the S&P 500 Index, returned 13.87 percent and 11.75 percent respectively.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. The fund's outperformance was driven largely by bottom-up stock selection in the manufactured-home and apartment sectors.

        -- The portfolio benefited from an all-cash takeover for its largest holding in the manufactured-home sector, which had been trading at a material discount to its underlying value.

        -- In the apartment sector, the portfolio emphasized owners of assets in some of the stronger barrier-to-entry markets, particularly those with a predominance of assets in southern California.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. The primary detractors to the fund's performance were a de-emphasis on the health-care sector and stock selection in the retail strip-shopping-center subsector.

        -- The fund's de-emphasis on health care proved disadvantageous relative to the performance of the NAREIT Equity Index, as health-care REITs rallied 26.1 percent in the second quarter of 2003. The health-care sector appeared to receive positive attention because of its high dividend yields and a lack of additional negative tenant news that had plagued the sector in the first quarter.

        -- For the first time in two years, the retail sector (regional malls and strip centers) underperformed the broad stock market. Driven by expectations of average performance, investors rotated away from this sector to seek higher returns in other real estate sectors.

TOP 10 HOLDINGS AS OF 6/30/03               TOP 10 INDUSTRIES AS OF 6/30/03
Simon Property                 7.5%         Office                        23.4%
Equity Office Properties       5.7          Retail Regional Malls         21.1
Avalonbay Communities          5.4          Residential Apartments        20.9
Brookfield Properties          5.0          Lodging/Resorts               10.5
Starwood Hotels & Resorts      4.8          Industrial                     7.3
Archstone-Smith                4.5          Self Storage                   4.9
Rouse                          4.4          Residential Manufactured Homes 3.3
Boston Properties              4.2          Retail Strip Centers           3.3
Equity Residential Properties  4.0          Diversified                    2.2
ProLogis                       3.9          Healthcare                     1.8

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING
       KEY THEMES.

A. We held to our longstanding investment approach of owning stocks that provide the best valuation relative to their underlying real-estate values, irrespective of dividend yield or perceived earnings stability. The sector weightings in the portfolio reflect this preference.

        -- We emphasized the hotel sector, focusing on companies that owned major urban hotel assets, had superior balance sheets, and were affiliated with a major brand. Upscale hotel owners were trading at favorable discounts to asset value, and were poised to gain strongly in an economic recovery. We also overweighted the mall sector relative to the NAREIT Equity Index.

        -- We remained cautious on the office sector, given the sector's reliance on a job recovery, the excess level of office space available, and the costs required for attracting tenants. Instead, we focused the fund's office-sector holdings on companies that provided exposure to the larger central business district (CBD) office markets as opposed to the suburban markets.

        -- The heavy supply of new housing in the apartment sector appeared to be balanced against attractive valuations and strong potential for a rebound in the event of an economic upturn. We kept the portfolio's weighting in the sector comparable to that of the benchmark NAREIT Equity Index over the course of the period.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. Our outlook for the REIT market is based on two key factors: the health of the physical-property markets and the public-market pricing for the securities. Real estate has historically been a late-cycle sector that lags in the early stages of an economic recovery. In the event that 2003 closes without significant improvement in the economic environment, real-estate fundamentals could well remain weak. That said, the fact that property values have remained firm (and in some cases improved) may bode well for real-estate investors. In addition, investor demand for real estate and REIT stocks continues to be a key factor in the overall tone of the public-securities market.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by Calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                             MARKET
DESCRIPTION                                                    SHARES        VALUE
COMMON AND PREFERRED STOCKS  96.0%
DIVERSIFIED  2.1%
FrontLine Capital Group (a) (b).............................    185,000   $          0
Vornado Realty Trust........................................    180,400      7,865,440
                                                                          ------------
                                                                             7,865,440
                                                                          ------------
HEALTHCARE  1.8%
Nationwide Health Properties, Inc. .........................    273,796      4,361,570
Ventas, Inc. ...............................................    142,400      2,157,360
                                                                          ------------
                                                                             6,518,930
                                                                          ------------
INDUSTRIAL  7.0%
AMB Property Corp. .........................................    429,400     12,096,198
ProLogis Trust..............................................    518,913     14,166,325
                                                                          ------------
                                                                            26,262,523
                                                                          ------------
LODGING/RESORTS  10.1%
FelCor Lodging Trust, Inc. (a)..............................    200,500      1,573,925
Hilton Hotels Corp. ........................................    550,500      7,040,895
Host Marriott Corp. (a).....................................  1,215,400     11,120,910
Innkeepers USA Trust........................................     42,500        289,000
Interstate Hotels & Resorts, Inc. (a).......................     12,198         57,331
Starwood Hotels & Resorts Worldwide, Inc. ..................    605,628     17,314,905
Wyndham International, Inc., Class A (a)....................    572,598        251,943
                                                                          ------------
                                                                            37,648,909
                                                                          ------------
OFFICE  22.5%
Arden Realty, Inc. .........................................    487,000     12,637,650
Beacon Capital Partners, Inc. (a) (b).......................    177,900        879,208
Beacon Capital Partners, Wyndham International, Inc. (a)
  (b).......................................................     32,393      2,084,643
Beacon Capital Partners, Wyndham Series II (a) (b)..........     17,492      1,180,963
Boston Properties, Inc. ....................................    342,100     14,983,980
Brookfield Properties Corp. (Canada)........................    850,089     18,064,391
Equity Office Properties Trust..............................    757,592     20,462,560
Mack-Cali Realty Corp. .....................................    128,900      4,689,382
Reckson Associates Realty Corp. ............................     43,100        899,066
SL Green Realty Corp. ......................................    123,500      4,308,915
Trizec Properties, Inc. ....................................    338,350      3,847,039
                                                                          ------------
                                                                            84,037,797
                                                                          ------------
OTHER  1.2%
American Financial Realty Trust.............................     48,700        726,117
Atlantic Gulf Communities Corp. (a) (b).....................    131,004              0
Atlantic Gulf Communities Corp.--Convertible Preferred Ser B
  (a) (b)...................................................     30,570              0

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                             MARKET
DESCRIPTION                                                    SHARES        VALUE
OTHER (CONTINUED)
Atlantic Gulf Communities Corp.--Preferred Ser B,
  144A--Private Placement (a) (b) (c).......................     43,609   $          0
Atlantic Gulf Communities Corp.--Warrants 20,380 shares of
  each Class B and C expiring 06/23/04 (a) (b)..............     40,760              0
Atlantic Gulf Communities Corp.--Warrants 39,121 shares of
  each Class A, B and C expiring 06/23/04 (a) (b)...........    117,363              0
Broadreach Group Ltd. (a) (b)...............................     15,739         15,739
Brookfield Homes Corp. .....................................    115,237      1,776,955
Wellsford Real Properties, Inc. (a).........................    133,550      2,058,006
                                                                          ------------
                                                                             4,576,817
                                                                          ------------
RESIDENTIAL APARTMENTS  20.0%
Amli Residential Properties Trust...........................    127,600      3,004,980
Apartment Investment & Management Co., Class A..............    235,000      8,131,000
Archstone-Smith Trust.......................................    678,600     16,286,400
Avalonbay Communities, Inc. ................................    456,300     19,456,632
Equity Residential Properties Trust.........................    552,238     14,330,576
Essex Property Trust, Inc. .................................    126,600      7,247,850
Post Properties, Inc. ......................................    101,400      2,687,100
Summit Properties, Inc. ....................................    184,300      3,805,795
                                                                          ------------
                                                                            74,950,333
                                                                          ------------
RESIDENTIAL MANUFACTURED HOMES  3.2%
Chateau Communities, Inc. ..................................    249,492      7,382,468
Manufactured Home Communities, Inc. ........................    131,700      4,623,987
                                                                          ------------
                                                                            12,006,455
                                                                          ------------
RETAIL REGIONAL MALLS  20.2%
Forest City Enterprises, Inc. ..............................     48,000      1,989,600
General Growth Properties, Inc. ............................    196,400     12,263,216
Macerich Co. ...............................................     18,600        653,418
Regency Centers Corp. ......................................    243,900      8,531,622
Rouse Co. ..................................................    415,900     15,845,790
Simon Property Group, Inc. .................................    693,900     27,082,917
Taubman Centers, Inc. ......................................    482,145      9,237,898
                                                                          ------------
                                                                            75,604,461
                                                                          ------------
RETAIL STRIP CENTERS  3.1%
Chelsea Property Group, Inc. ...............................      2,800        112,868
Federal Realty Investment Trust.............................    360,600     11,539,200
Pan Pacific Retail Properties, Inc. ........................      2,200         86,570
                                                                          ------------
                                                                            11,738,638
                                                                          ------------
SELF STORAGE  4.8%
Public Storage, Inc. .......................................    414,174     14,028,073
Shurgard Storage Centers, Inc., Class A.....................    112,000      3,704,960
                                                                          ------------
                                                                            17,733,033
                                                                          ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                             MARKET
DESCRIPTION                                                                  VALUE
TOTAL LONG-TERM INVESTMENTS  96.0%
  (Cost $311,901,883)..................................................   $358,943,336

REPURCHASE AGREEMENT  4.3%
BankAmerica Securities ($16,069,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 06/30/03, to be sold on 07/01/03 at $16,069,495)
  (Cost $16,069,000)...................................................     16,069,000
                                                                          ------------

TOTAL INVESTMENTS  100.3%
  (Cost $327,970,883)..................................................    375,012,336
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)..........................     (1,001,769)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $374,010,567
                                                                          ============

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Security valued at fair value-see note 1-A to financial statements.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

 8                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $327,970,883).......................  $375,012,336
Receivables:
  Fund Shares Sold..........................................     2,817,621
  Dividends.................................................     2,330,615
  Investments Sold..........................................         9,979
  Interest..................................................           495
Other.......................................................        72,271
                                                              ------------
    Total Assets............................................   380,243,317
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     3,067,698
  Investments Purchased.....................................     2,353,499
  Distributor and Affiliates................................       318,892
  Investment Advisory Fee...................................       226,249
  Custodian Bank............................................        17,968
Accrued Expenses............................................       155,165
Trustees' Deferred Compensation and Retirement Plans........        93,279
                                                              ------------
    Total Liabilities.......................................     6,232,750
                                                              ------------
NET ASSETS..................................................  $374,010,567
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $332,403,635
Net Unrealized Appreciation.................................    47,041,453
Accumulated Undistributed Net Investment Income.............     1,865,417
Accumulated Net Realized Loss...............................    (7,299,938)
                                                              ------------
NET ASSETS..................................................  $374,010,567
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $246,694,209 and 16,040,511 shares of
    beneficial interest issued and outstanding).............  $      15.38
    Maximum sales charge (4.75%* of offering price).........           .77
                                                              ------------
    Maximum offering price to public........................  $      16.15
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $82,709,265 and 5,372,753 shares of
    beneficial interest issued and outstanding).............  $      15.39
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $44,607,093 and 2,897,999 shares of
    beneficial interest issued and outstanding).............  $      15.39
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                              9

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $25,263).....  $ 7,237,296
Interest....................................................       62,651
Other.......................................................       20,092
                                                              -----------
    Total Income............................................    7,320,039
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,668,421
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $267,742, $380,411 and $211,309,
  respectively).............................................      859,462
Shareholder Services........................................      472,710
Legal.......................................................       22,371
Custody.....................................................       20,113
Trustees' Fees and Related Expenses.........................        9,805
Other.......................................................      216,425
                                                              -----------
    Total Expenses..........................................    3,269,307
    Investment Advisory Fee Reduction.......................      238,430
    Less Credits Earned on Cash Balances....................          886
                                                              -----------
    Net Expenses............................................    3,029,991
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,290,048
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(2,316,410)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    4,704,930
  End of the Period.........................................   47,041,453
                                                              -----------
Net Unrealized Appreciation During the Period...............   42,336,523
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $40,020,113
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $44,310,161
                                                              ===========

 10                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   4,290,048        $   7,109,032
Net Realized Loss.....................................      (2,316,410)            (826,775)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      42,336,523          (16,120,664)
                                                         -------------        -------------
Change in Net Assets from Operations..................      44,310,161           (9,838,407)
                                                         -------------        -------------

Distributions from Net Investment Income:
  Class A Shares......................................      (2,607,979)          (5,437,613)
  Class B Shares......................................        (602,874)          (1,448,373)
  Class C Shares......................................        (331,045)            (886,081)
                                                         -------------        -------------
                                                            (3,541,898)          (7,772,067)
                                                         -------------        -------------

Distributions from Net Realized Gain:
  Class A Shares......................................             -0-             (768,787)
  Class B Shares......................................             -0-             (279,225)
  Class C Shares......................................             -0-             (162,483)
                                                         -------------        -------------
                                                                   -0-           (1,210,495)
                                                         -------------        -------------
  Total Distributions.................................      (3,541,898)          (8,982,562)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      40,768,263          (18,820,969)
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................     124,572,664          244,024,913
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       3,089,826            7,780,587
Cost of Shares Repurchased............................    (126,135,180)        (167,022,505)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       1,527,310           84,782,995
                                                         -------------        -------------
TOTAL INCREASE IN NET ASSETS..........................      42,295,573           65,962,026
NET ASSETS:
Beginning of the Period...............................     331,714,994          265,752,968
                                                         -------------        -------------
End of the Period (Including accumulated undistributed
  net investment income of $1,865,417 and $1,117,267,
  respectively).......................................   $ 374,010,567        $ 331,714,994
                                                         =============        =============

See Notes to Financial Statements                                             11

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                   YEAR ENDED DECEMBER 31,
CLASS A SHARES                      JUNE 30,   ---------------------------------------------------
                                    2003 (a)   2002 (a)   2001 (a)   2000 (a)   1999 (a)    1998
                                    --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $13.64     $14.21     $13.49     $10.84     $11.58    $ 13.81
                                     ------     ------     ------     ------     ------    -------
  Net Investment Income...........      .20        .36        .39        .49        .40        .51
  Net Realized and Unrealized
    Gain/Loss.....................     1.71       (.50)       .74       2.56       (.76)     (2.14)
                                     ------     ------     ------     ------     ------    -------
Total from Investment
  Operations......................     1.91       (.14)      1.13       3.05       (.36)     (1.63)
                                     ------     ------     ------     ------     ------    -------
Less:
  Distributions from Net
    Investment Income.............      .17        .38        .41        .40        .38        .38
  Distributions from Net Realized
    Gain..........................      -0-        .05        -0-        -0-        -0-        .22
                                     ------     ------     ------     ------     ------    -------
Total Distributions...............      .17        .43        .41        .40        .38        .60
                                     ------     ------     ------     ------     ------    -------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $15.38     $13.64     $14.21     $13.49     $10.84    $ 11.58
                                     ======     ======     ======     ======     ======    =======

Total Return (b)*.................   14.09%**   -1.09%      8.56%     28.53%     -3.15%    -11.99%
Net Assets at End of the Period
  (In millions)...................   $246.7     $210.6     $154.5     $114.8     $ 52.8    $  41.7
Ratio of Expenses to Average Net
  Assets*.........................    1.55%      1.55%      1.55%      1.55%      1.68%      1.76%
Ratio of Net Investment Income to
  Average Net Assets*.............    2.82%      2.53%      2.84%      4.05%      3.53%      3.98%
Portfolio Turnover................      10%**      28%        38%        34%        46%       113%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................    1.69%      1.63%      1.67%      1.63%      1.94%        N/A
   Ratio of Net Investment Income
     to Average Net Assets........    2.68%      2.45%      2.72%      3.97%      3.26%        N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A--Not Applicable.

 12                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                   YEAR ENDED DECEMBER 31,
CLASS B SHARES                      JUNE 30,   ---------------------------------------------------
                                    2003 (a)   2002 (a)   2001 (a)   2000 (a)   1999 (a)    1998
                                    --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $13.65     $14.22     $13.50     $10.84     $11.57    $ 13.80
                                     ------     ------     ------     ------     ------    -------
  Net Investment Income...........      .14        .24        .28        .40        .29        .41
  Net Realized and Unrealized
    Gain/Loss.....................     1.71       (.50)       .76       2.56       (.74)     (2.13)
                                     ------     ------     ------     ------     ------    -------
Total from Investment
  Operations......................     1.85       (.26)      1.04       2.96       (.45)     (1.72)
                                     ------     ------     ------     ------     ------    -------
Less:
  Distributions from Net
    Investment Income.............      .11        .26        .32        .30        .28        .29
  Distributions from Net Realized
    Gain..........................      -0-        .05        -0-        -0-        -0-        .22
                                     ------     ------     ------     ------     ------    -------
Total Distributions...............      .11        .31        .32        .30        .28        .51
                                     ------     ------     ------     ------     ------    -------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $15.39     $13.65     $14.22     $13.50     $10.84    $ 11.57
                                     ======     ======     ======     ======     ======    =======

Total Return (b)*.................   13.62%**   -1.86%      7.80%     27.63%     -3.98%    -12.62%
Net Assets at End of the Period
  (In millions)...................   $ 82.7     $ 76.9     $ 68.8     $ 58.6     $ 53.8    $  64.4
Ratio of Expenses to Average Net
  Assets*.........................    2.30%      2.30%      2.30%      2.30%      2.46%      2.53%
Ratio of Net Investment Income to
  Average Net Assets*.............    2.07%      1.68%      2.04%      3.30%      2.52%      3.26%
Portfolio Turnover................      10%**      28%        38%        34%        46%       113%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................    2.44%      2.38%      2.42%      2.38%      2.72%        N/A
   Ratio of Net Investment Income
     to Average Net Assets........    1.93%      1.60%      1.92%      3.22%      2.26%        N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A--Not Applicable.

See Notes to Financial Statements                                             13

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX
                                    MONTHS
                                    ENDED                      YEAR ENDED DECEMBER 31,
CLASS C SHARES                     JUNE 30,      ----------------------------------------------------
                                   2003 (a)      2002 (a)   2001 (a)   2000 (a)   1999 (a)   1998 (a)
                                   ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $13.64        $14.21     $13.49     $10.84     $11.57    $ 13.79
                                    ------        ------     ------     ------     ------    -------
  Net Investment Income..........      .15           .24        .29        .40        .29        .41
  Net Realized and Unrealized
    Gain/Loss....................     1.71          (.50)       .75       2.55       (.74)     (2.13)
                                    ------        ------     ------     ------     ------    -------
Total from Investment
  Operations.....................     1.86          (.26)      1.04       2.95       (.45)     (1.72)
                                    ------        ------     ------     ------     ------    -------
Less:
  Distributions from Net
    Investment Income............      .11           .26        .32        .30        .28        .28
  Distributions from Net Realized
    Gain.........................      -0-           .05        -0-        -0-        -0-        .22
                                    ------        ------     ------     ------     ------    -------
Total Distributions..............      .11           .31        .32        .30        .28        .50
                                    ------        ------     ------     ------     ------    -------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $15.39        $13.64     $14.21     $13.49     $10.84    $ 11.57
                                    ======        ======     ======     ======     ======    =======

Total Return (b)*................   13.71%(c)**   -1.86%      7.80%     27.53%     -3.89%    -12.63%
Net Assets at End of the Period
  (In millions)..................   $ 44.6        $ 44.2     $ 42.5     $ 28.7     $ 16.9    $  17.1
Ratio of Expenses to Average Net
  Assets*........................    2.30%(d)      2.30%      2.30%      2.30%      2.46%      2.54%
Ratio of Net Investment Income to
  Average Net Assets*............    2.13%(c)      1.64%      2.13%      3.30%      2.60%      3.31%
Portfolio Turnover...............      10%**         28%        38%        34%        46%       113%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets..................    2.44%(d)      2.38%      2.42%      2.38%      2.72%        N/A
   Ratio of Net Investment Income
     to Average Net Assets.......    1.99%(c)      1.56%      2.01%      3.22%      2.33%        N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .05%.

(d) The Ratio of Expenses to Average Net Assets reflects the refund of certain 12b-1 fees during the period.

N/A--Not Applicable.

 14                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Real Estate Securities Fund (the "Fund") is organized as a Delaware business trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund's investment adviser seeks to achieve its objective by investing primarily in a portfolio of securities of companies operating in the real estate industry. The Fund commenced investment operations on June 9, 1994.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $330,345,464
                                                                ============
Gross tax unrealized appreciation...........................    $ 55,912,543
Gross tax unrealized depreciation...........................     (11,245,671)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 44,666,872
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The Fund may distribute any return of capital it receives from the Real Estate Investment Trusts (the "REITs") in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:

                                                                   2002
Distributions paid from:
  Ordinary Income...........................................    $7,772,067
  Long-term capital gain....................................     1,210,495
                                                                ----------
                                                                $8,982,562
                                                                ==========

    As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,224,174
Undistributed long-term capital gain........................         5,974

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2003, the Fund's custody fee was reduced by $886 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       1.00%
Next $500 million...........................................        .95%
Over $1 billion.............................................        .90%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Inc. (the "Subadviser") to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 50% of its investment advisory fee to the Subadviser.

    For the six months ended June 30, 2003, the Adviser voluntarily waived $238,430 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended June 30, 2003, the Fund recognized expenses of approximately $22,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $18,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $388,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $55,450 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

3. CAPITAL TRANSACTIONS

At June 30, 2003, capital aggregated $220,646,846, $73,795,026, and $37,961,763 for Classes A, B, and C, respectively. For the six months ended June 30, 2003, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   7,924,559    $ 113,781,705
  Class B...................................................     468,673        6,705,204
  Class C...................................................     287,513        4,085,755
                                                              ----------    -------------
Total Sales.................................................   8,680,745    $ 124,572,664
                                                              ==========    =============
Dividend Reinvestment:
  Class A...................................................     160,037    $   2,313,568
  Class B...................................................      35,549          515,142
  Class C...................................................      18,037          261,116
                                                              ----------    -------------
Total Dividend Reinvestment.................................     213,623    $   3,089,826
                                                              ==========    =============
Repurchases:
  Class A...................................................  (7,481,530)   $(106,455,069)
  Class B...................................................    (764,298)     (10,680,886)
  Class C...................................................    (645,829)      (8,999,225)
                                                              ----------    -------------
Total Repurchases...........................................  (8,891,657)   $(126,135,180)
                                                              ==========    =============

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    At December 31, 2002, capital aggregated $211,006,642, $77,255,566 and
$42,614,117 for Classes A, B, and C, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   12,710,765    $ 182,585,800
  Class B...................................................    2,669,995       38,735,951
  Class C...................................................    1,562,834       22,703,162
                                                              -----------    -------------
Total Sales.................................................   16,943,594    $ 244,024,913
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      390,627    $   5,527,267
  Class B...................................................      102,181        1,438,684
  Class C...................................................       57,762          814,636
                                                              -----------    -------------
Total Dividend Reinvestment.................................      550,570    $   7,780,587
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,533,534)   $(119,829,799)
  Class B...................................................   (1,976,100)     (27,793,632)
  Class C...................................................   (1,370,330)     (19,399,074)
                                                              -----------    -------------
Total Repurchases...........................................  (11,879,964)   $(167,022,505)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2003 and year ended December 31, 2002, 15,884 and 73,934 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2003 and year ended December 31, 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $19,600 and CDSC on the redeemed shares of approximately $97,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $33,736,495 and $33,052,080, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,991,900 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2003 are payments retained by Van Kampen of approximately $358,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $39,100.

6. UNFUNDED COMMITMENTS

Subject to the terms of a Subscription Agreement between the Real Estate Securities Fund and Cabot Industrial Value Fund, Inc., the Fund has made a subscription commitment of $2,000,000 for which it will receive 4,000 shares of common stock. As of June 30, 2003, Cabot Industrial Value Fund, Inc. has not drawn on this commitment.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN REAL ESTATE SECURITIES FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 89, 189, 289
                                                 REAL SAR 8/03 11604H03-AP-8/03

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Real Estate Securities Fund
             ------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ---------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    ---------------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003